MATERIALS AND SUPPLIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	[1]	Dec. 31, 2018 CNY (¥)
MATERIALS AND SUPPLIES [abstract]
Raw materials	¥ 171,532			¥ 160,048
Reusable rail-line track materials	58,502			75,415
Accessories	40,224			59,261
Retailing consumables	1,001			1,493
Materials and supplies	¥ 271,259	$ 38,964		¥ 296,217

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.9618, the certified exchange rates for December 31, 2019 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2019 or on any other date.